INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	GOODWILL	CUSTOMER CONTRACTS AND CUSTOMER BASES	CONTENT ASSETS	INTERNALLY DEVELOPED INTANGIBLES	TOTAL
Net book amount as of January 1, 2023	69,554	10,800	5,137	—	3,030	88,521
Additions	392	—	—	—	962	1,354
Amortization charge	—	—	(282)	—	(395)	(677)
Translation differences	672	—	39	—	19	730
Net book amount as of June 30, 2023	70,618	10,800	4,894	—	3,616	89,928
Cost	77,332	10,800	7,269	3,542	4,652	103,595
Accumulated amortization	(6,714)	—	(2,375)	(3,542)	(1,036)	(13,667)
Net book amount as of June 30, 2023	70,618	10,800	4,894	—	3,616	89,928

Net book amount as of January 1, 2022	23,922	—	—	—	1,497	25,419
Additions	1,052	—	—	—	996	2,048
Business combinations (Note 5)	42,599	10,776	6,314	3,562	—	63,251
Amortization charge	(864)	—	(550)	(1,896)	(177)	(3,487)
Translation differences	(4,036)	4	(21)	(11)	(91)	(4,155)
Net book amount as of June 30, 2022	62,673	10,780	5,743	1,655	2,225	83,076
Cost	68,706	10,780	7,197	3,529	2,584	92,796
Accumulated amortization	(6,033)	—	(1,454)	(1,874)	(359)	(9,720)
Net book amount as of June 30, 2022	62,673	10,780	5,743	1,655	2,225	83,076

Schedule Distinguishes Finite and Indefinite Intangible Assets	The following table distinguishes finite and indefinite intangible assets, excluding goodwill, as of June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Net book value of assets with finite useful lives
Customer contracts	4,894	5,137
Internally developed intangibles	3,616	3,030
Total net book value of assets with finite useful lives	8,510	8,167
Net book value of assets with indefinite useful lives
Domain names and related websites	70,618	69,554

Total net book value of intangible assets	79,128	77,721